Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Wanger USA) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years	9.72%
(Wanger USA) | Lipper Variable Underlying Small-Cap Growth Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	14.54%
5 Years	2.91%
10 Years	9.49%
(Wanger USA) | Wanger USA
Average Annual Return:
1 Year	20.02%
5 Years	4.15%
10 Years	10.14%
(Wanger International) | S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	19.17%
5 Years	(0.04%)
10 Years	13.92%
(Wanger International) | Lipper Variable Underlying International Growth Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	19.17%
5 Years	(2.70%)
10 Years	8.41%
(Wanger International) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(Wanger International) | Wanger International
Average Annual Return:
1 Year	21.56%
5 Years	1.10%
10 Years	14.79%
(Wanger Select) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Wanger Select) | Lipper Variable Underlying Mid-Cap Core Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	16.60%
5 Years	2.80%
10 Years	9.49%
(Wanger Select) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	17.88%
5 Years	5.15%
10 Years	10.53%
(Wanger Select) | Wanger Select
Average Annual Return:
1 Year	18.46%
5 Years	0.88%
10 Years	8.95%
(Wanger International Select) | Lipper Variable Underlying International Growth Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	19.17%
5 Years	(2.70%)
10 Years	8.41%
(Wanger International Select) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(Wanger International Select) | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.78%
5 Years	(1.86%)
10 Years	11.17%
(Wanger International Select) | Wanger International Select
Average Annual Return:
1 Year	22.00%
5 Years	(0.19%)
10 Years	12.86%